Expense Example - Global Atlantic Select Advisor Managed Risk Portfolio - Global Atlantic Select Advisor Managed Risk Portfolio Class II Shares	Dec. 11, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	$ 2,053